UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Common Stocks
Aerospace & Defense 3.6%
Boeing Co. (The)	28,205	$ 9,780,366
United Technologies Corp.	61,217	7,458,679
		17,239,045
Air Freight & Logistics 1.3%
FedEx Corp.	27,691	6,341,239
Banks 15.4%
Bank of America Corp.	503,083	14,287,557
BB&T Corp.(a)	155,645	7,953,460
Citigroup, Inc.	138,872	8,997,517
JPMorgan Chase & Co.	217,346	24,166,702
PNC Financial Services Group, Inc. (The)	60,331	8,191,743
SunTrust Banks, Inc.	71,189	4,462,838
Wells Fargo & Co.	121,410	6,590,135
		74,649,952
Biotechnology 0.6%
Celgene Corp.*	40,229	2,905,338
Building Products 0.5%
Johnson Controls International PLC	71,369	2,482,214
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	28,949	5,520,285
Chemicals 2.6%
DowDuPont, Inc.	43,563	2,520,120
FMC Corp.	79,226	6,555,159
Linde PLC (United Kingdom)	23,536	3,743,401
		12,818,680
Communications Equipment 2.2%
Cisco Systems, Inc.	226,653	10,849,879
Consumer Finance 3.0%
Capital One Financial Corp.	89,122	7,992,461
SLM Corp.*	614,027	6,306,057
		14,298,518

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	174,648	$ 10,531,274
Electric Utilities 4.8%
American Electric Power Co., Inc.	151,664	11,790,359
Exelon Corp.	242,081	11,230,138
		23,020,497
Electrical Equipment 1.0%
Emerson Electric Co.	72,646	4,905,058
Energy Equipment & Services 1.0%
Halliburton Co.	88,000	2,765,840
Schlumberger Ltd.	49,459	2,230,601
		4,996,441
Entertainment 1.4%
Twenty-First Century Fox, Inc. (Class A Stock)	132,078	6,533,899
Equity Real Estate Investment Trusts (REITs) 2.5%
American Campus Communities, Inc.	100,927	4,423,630
American Tower Corp.	47,265	7,774,620
		12,198,250
Food & Staples Retailing 2.2%
Walmart, Inc.	110,099	10,751,167
Food Products 3.1%
Conagra Brands, Inc.	209,355	6,770,541
Mondelez International, Inc. (Class A Stock)	182,678	8,216,856
		14,987,397
Health Care Equipment & Supplies 1.6%
Zimmer Biomet Holdings, Inc.	65,945	7,716,884
Health Care Providers & Services 2.7%
Cigna Corp.	30,443	6,800,357
Laboratory Corp. of America Holdings*	42,953	6,255,675
		13,056,032

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	94,638	$ 5,705,725
McDonald’s Corp.	32,326	6,093,774
		11,799,499
Household Products 2.0%
Procter & Gamble Co. (The)	101,141	9,558,836
Insurance 4.0%
Brighthouse Financial, Inc.*	84,800	3,414,048
Chubb Ltd.	64,060	8,567,384
MetLife, Inc.	163,023	7,275,717
		19,257,149
Interactive Media & Services 1.1%
Alphabet, Inc. (Class A Stock)*	4,706	5,222,013
Internet & Direct Marketing Retail 0.5%
eBay, Inc.*	85,083	2,539,728
Media 2.9%
Comcast Corp. (Class A Stock)	221,874	8,655,305
Liberty Global PLC (United Kingdom) (Class C Stock)*	229,256	5,568,628
		14,223,933
Multi-Utilities 1.4%
Ameren Corp.	99,367	6,818,564
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	59,878	3,167,546
Chevron Corp.	113,723	13,526,214
Noble Energy, Inc.	155,611	3,694,205
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	175,303	10,588,301
Suncor Energy, Inc. (Canada)	213,022	6,878,481
		37,854,747
Pharmaceuticals 11.0%
Allergan PLC	33,264	5,209,142
AstraZeneca PLC (United Kingdom), ADR	196,813	7,837,094
Bristol-Myers Squibb Co.	72,627	3,882,639
Elanco Animal Health, Inc.*(a)	43,851	1,465,062
Eli Lilly & Co.	91,852	10,897,321

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	127,856	$ 10,144,095
Pfizer, Inc.	304,237	14,064,877
		53,500,230
Road & Rail 1.7%
Union Pacific Corp.	54,577	8,392,851
Semiconductors & Semiconductor Equipment 2.2%
Broadcom, Inc.	23,149	5,495,804
Texas Instruments, Inc.	49,606	4,953,159
		10,448,963
Software 2.4%
Microsoft Corp.	59,653	6,614,921
PTC, Inc.*	55,922	4,836,694
		11,451,615
Specialty Retail 2.1%
Lowe’s Cos., Inc.	48,765	4,601,953
Ross Stores, Inc.	64,644	5,662,814
		10,264,767
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	35,592	6,356,019
Textiles, Apparel & Luxury Goods 1.3%
Tapestry, Inc.	161,179	6,274,699

Total Long-Term Investments (cost $325,837,165)		469,765,662

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	13,267,076	13,267,076

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $6,447,229; includes $6,441,571 of cash collateral for securities on loan)(b)(w)	6,447,832	$ 6,447,187

Total Short-Term Investments (cost $19,714,305)		19,714,263

TOTAL INVESTMENTS 101.0% (cost $345,551,470)		489,479,925
Liabilities in excess of other assets (1.0)%		(4,988,283)

Net Assets 100.0%		$ 484,491,642

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR — American Depositary Receipt
REITs — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,328,323; cash collateral of $6,441,571 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 17,239,045	$—	$—
Air Freight & Logistics	6,341,239	—	—
Banks	74,649,952	—	—
Biotechnology	2,905,338	—	—
Building Products	2,482,214	—	—
Capital Markets	5,520,285	—	—
Chemicals	12,818,680	—	—

PGIM Jennison Value Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Communications Equipment	$ 10,849,879	$—	$—
Consumer Finance	14,298,518	—	—
Diversified Telecommunication Services	10,531,274	—	—
Electric Utilities	23,020,497	—	—
Electrical Equipment	4,905,058	—	—
Energy Equipment & Services	4,996,441	—	—
Entertainment	6,533,899	—	—
Equity Real Estate Investment Trusts (REITs)	12,198,250	—	—
Food & Staples Retailing	10,751,167	—	—
Food Products	14,987,397	—	—
Health Care Equipment & Supplies	7,716,884	—	—
Health Care Providers & Services	13,056,032	—	—
Hotels, Restaurants & Leisure	11,799,499	—	—
Household Products	9,558,836	—	—
Insurance	19,257,149	—	—
Interactive Media & Services	5,222,013	—	—
Internet & Direct Marketing Retail	2,539,728	—	—
Media	14,223,933	—	—
Multi-Utilities	6,818,564	—	—
Oil, Gas & Consumable Fuels	37,854,747	—	—
Pharmaceuticals	53,500,230	—	—
Road & Rail	8,392,851	—	—
Semiconductors & Semiconductor Equipment	10,448,963	—	—
Software	11,451,615	—	—
Specialty Retail	10,264,767	—	—
Technology Hardware, Storage & Peripherals	6,356,019	—	—
Textiles, Apparel & Luxury Goods	6,274,699	—	—

Affiliated Mutual Funds	19,714,263	—	—
Total	$489,479,925	$—	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Notes to Schedule of Investments (unaudited)
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.